Offerings - Offering: 1	Jun. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	12,035,866
Proposed Maximum Offering Price per Unit	960.07
Maximum Aggregate Offering Price	$ 11,555,273,870.62
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,595,783.33
Offering Note	1. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this prospectus supplement also covers such additional shares as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments. 2. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 of the Securities Act, based upon the average of the high and low prices of the shares of common stock reported on the New York Stock Exchange on June 29, 2026, pursuant to Rule 457(c) of the Securities Act. 3. Payment of the registration fee at the time of filing of the registrant's registration statement on Form S-3 filed with the Securities and Exchange Commission on March 21, 2025 (File No. 333-286025), was deferred pursuant to Rules 456(b) and 457(r) of the Securities Act, and is paid herewith. This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Filing Fee" table in such registration statement.